Advance from Customers	12 Months Ended
Jun. 30, 2022
Advance from Customers [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 13 – ADVANCE FROM CUSTOMERS

Advance from customers as of June 30, 2022 and 2021 consisted of the following:

	2022	2021
Senior care services	$481,783	$2,817,048
Housekeeping services	1,769,289	176,608
Total	$2,251,072	$2,993,656

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers from senior care services were $1,769,289 and $2,817,048 as of June 30, 2022 and 2021, respectively, which will be recognized as senior care services revenue within 12 months. E-Home received advance from housekeeping services customers and recognized revenues when services are provided. The amounts advanced from customers from housekeeping services were $481,783 and $176,608 as of June 30, 2022 and 2021, respectively, which will be recognized as housekeeping services revenue within 12 months.